SHARE CAPITAL - Summary of Weighted-Average Remaining Contractual Life and Weighted-Average Exercise Price (Detail)	12 Months Ended
	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares	Dec. 31, 2018 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding, Number Outstanding	2,131,716	1,219,276
Weighted average remaining contractual life of outstanding share options	5 years 7 months 21 days	5 years 5 months 9 days
Options Outstanding, Options Exercisable	584,585
Canadian Dollar [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding, Number Outstanding	833,965	860,379	875,433
Weighted average remaining contractual life of outstanding share options	3 years 7 months 10 days
Options Outstanding, Options Exercisable	507,780
Canadian Dollar [Member] | $0.73 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 0.66
Options Outstanding, Number Outstanding	25,765
Weighted average remaining contractual life of outstanding share options	6 years 29 days
Options Outstanding, Options Exercisable	25,765
Canadian Dollar [Member] | $4.50 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 0.96
Options Outstanding, Number Outstanding	27,304
Weighted average remaining contractual life of outstanding share options	6 years 9 months
Options Outstanding, Options Exercisable	27,304
Canadian Dollar [Member] | $4.54 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 1.27
Options Outstanding, Number Outstanding	22,425
Weighted average remaining contractual life of outstanding share options	6 years 6 months 29 days
Options Outstanding, Options Exercisable	22,425
Canadian Dollar [Member] | $4.80 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 1.70
Options Outstanding, Number Outstanding	4,000
Weighted average remaining contractual life of outstanding share options	6 years 11 months 12 days
Options Outstanding, Options Exercisable
Canadian Dollar [Member] | $7.49 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 3.28
Options Outstanding, Number Outstanding	31,498
Weighted average remaining contractual life of outstanding share options	4 years 7 months 28 days
Options Outstanding, Options Exercisable	31,498
Canadian Dollar [Member] | $9.00 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 4.54
Options Outstanding, Number Outstanding	682,422
Weighted average remaining contractual life of outstanding share options	3 years 1 month 2 days
Options Outstanding, Options Exercisable	360,237
Canadian Dollar [Member] | $9.60 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 9.00
Options Outstanding, Number Outstanding	11,481
Weighted average remaining contractual life of outstanding share options	4 years 6 months 7 days
Options Outstanding, Options Exercisable	11,481
Canadian Dollar [Member] | $11.70 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 30.00
Options Outstanding, Number Outstanding	28,260
Weighted average remaining contractual life of outstanding share options	7 months 24 days
Options Outstanding, Options Exercisable	28,260
Canadian Dollar [Member] | $12.00 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 32.40
Options Outstanding, Number Outstanding	810
Weighted average remaining contractual life of outstanding share options	26 days
Options Outstanding, Options Exercisable	810
US Dollar [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options Outstanding, Number Outstanding	2,089,805	854,042	50,349
Weighted average remaining contractual life of outstanding share options	6 years 5 months 12 days
Options Outstanding, Options Exercisable	76,805
US Dollar [Member] | $0.73 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 0.73
Options Outstanding, Number Outstanding	19,568
Weighted average remaining contractual life of outstanding share options	6 years 9 months
Options Outstanding, Options Exercisable	19,568
US Dollar [Member] | $0.75 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 0.75
Options Outstanding, Number Outstanding	4,723
Weighted average remaining contractual life of outstanding share options	2 years 9 months
Options Outstanding, Options Exercisable	4,723
US Dollar [Member] | $0.96 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 0.96
Options Outstanding, Number Outstanding	1,350,000
Weighted average remaining contractual life of outstanding share options	6 years 6 months 29 days
Options Outstanding, Options Exercisable
US Dollar [Member] | $1.31 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 1.31
Options Outstanding, Number Outstanding	623,000
Weighted average remaining contractual life of outstanding share options	6 years 11 months 12 days
Options Outstanding, Options Exercisable
US Dollar [Member] | $1.55 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 1.55
Options Outstanding, Number Outstanding	50,349
Weighted average remaining contractual life of outstanding share options	11 months 15 days
Options Outstanding, Options Exercisable	50,349
US Dollar [Member] | $2.20 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 2.20
Options Outstanding, Number Outstanding	2,165
Weighted average remaining contractual life of outstanding share options	5 years 6 months 18 days
Options Outstanding, Options Exercisable	2,165
US Dollar [Member] | $3.72 [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise prices/option | $ / shares	$ 3.75
Options Outstanding, Number Outstanding	40,000
Weighted average remaining contractual life of outstanding share options	1 year 8 months 9 days
Options Outstanding, Options Exercisable